Share warrants - Schedule of Warrant Obligations (Detail) - Warrant - INR (₨) ₨ in Millions	7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance	₨ 1,747	₨ 1,309	₨ 2,486
Foreign currency translation	49	14	179
Change in fair value	690	(551)	(1,356)
Balance	2,486	772	1,309
Public Warrants
Disclosure of reserves within equity [line items]
Beginning balance	1,084	915	1,543
Foreign currency translation	31	9	149
Converted to Public warrants		32	171
Change in fair value	428	(398)	(948)
Balance	1,543	558	915
Private Warrants
Disclosure of reserves within equity [line items]
Beginning balance	663	394	943
Foreign currency translation	18	5	30
Converted to Public warrants		(32)	(171)
Change in fair value	262	(153)	(408)
Balance	₨ 943	₨ 214	₨ 394